Goodwill and Intangible Assets and Acquisition of Intermeccanica (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Oct. 18, 2017
Fair value amounts of identifiable assets acquired and liabilities assumed
Goodwill and other intangible assets	$ 1,239,123	$ 1,260,014
Intermeccanica
Fair value of purchase consideration at October 18, 2017
Cash			$ 100,000
Promissory note			1,500,000
Total consideration			2,500,000
Fair value amounts of identifiable assets acquired and liabilities assumed
Cash			59,449
Inventory			188,811
Plant and equipment			24,282
Trades payable and accrued liabilities			(91,025)
Deferred income tax			(149,794)
Total net identifiable assets			457,362
Goodwill and other intangible assets			2,042,638
Receivables			65,565
Prepaid expenses			12,848
Intangible assets:
Customer relationships			87,000
Contracted backlog			23,000
Non-compete covenants			25,000
Trade name			423,000
Customer deposits			(167,236)
Shareholder loans			(43,538)
Total			$ 2,500,000